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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 09/30/05
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            November 9, 2005
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    34
                                              ---------------
Form 13F Information Table Value Total:       $253,765,730.00
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F

 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 3Q05

                                                                                             Investment Discretion
                                                                             Shares of  ------------------------------------------
                                                                             Principal            (b) Shared- As       (c) Shared-
Name of Issuer             Title of Class      CUSIP      Fair Market Value  Amount     (a) Sole  Defined in Instr. V  Other
----------------------------------------------------------------------------------------------------------------------------------
Common:
AMIS Holdings                                  031538101  $    8,946,750.00    755,000   755,000
Advo Inc                                       007585102  $    8,257,431.00    263,900   263,900
BJs Whsl Club                                  05548J106  $    8,551,280.00    307,600   307,600
BOK Finl Corp                                  05561Q201  $    8,105,662.00    168,272   168,272
Bob Evans Farms                                096761101  $    9,079,458.00    399,800   399,800
CEC Entertainment                              125137109  $    8,778,464.00    276,400   276,400
COHU Inc                                       192576106  $    6,778,445.00    286,615   286,615
Callaway Golf Co                               131193104  $    7,680,810.00    509,000   509,000
Dentsply International                         249030107  $    9,150,988.00    169,400   169,400
Devry Inc                                      251893103  $    9,574,530.00    502,600   502,600
Diamond Cluster Intl Inc-A                     25278P106  $    5,040,700.00    665,000   665,000
EGL Inc                                        268484102  $    6,931,395.00    255,300   255,300
Entegris                                       29362U104  $    7,737,110.00    684,700   684,700
Gentex Corp                                    371901109  $    6,820,800.00    392,000   392,000
IDEX Corp                                      45167R104  $    6,312,292.00    148,350   148,350
Insight Enterprises                            45765U103  $    8,435,100.00    453,500   453,500
Invacare Corp                                  461203101  $    6,333,840.00    152,000   152,000
Kaydon Corp                                    486587108  $    8,008,779.00    281,900   281,900
Laureate Education Inc                         518613104  $    8,545,265.00    174,500   174,500
Littelfuse                                     537008104  $    7,867,961.00    279,700   279,700
National Instruments Corp                      636518102  $    7,672,896.00    311,400   311,400
Nordson                                        655663102  $    8,473,084.00    222,800   222,800
Outback Steakhouse                             689899102  $    8,784,000.00    240,000   240,000
Parexel International                          699462107  $   10,868,690.00    541,000   541,000
Perrigo Co                                     714290103  $    7,033,365.00    491,500   491,500
Plexus Corp                                    729132100  $    6,169,490.00    361,000   361,000
Renaissance Learning                           75968L105  $    5,017,678.00    281,892   281,892
Roper Inds                                     776696106  $    3,999,722.00    101,800   101,800
Superior Inds                                  868168105  $    4,103,864.00    190,700   190,700
Tetra Tech                                     88162G103  $    8,632,024.00    513,200   513,200
Valassis Communications                        918866104  $    5,784,632.00    148,400   148,400
Wendy's International                          950590109  $    4,749,780.00    105,200   105,200
Werner Enterprises                             950755108  $   10,119,405.00    585,275   585,275
X-Rite                                         983857103  $    5,420,040.00    437,100   437,100

                           Subtotal Common                $  253,765,730.00
                                                          -----------------

                                                          -----------------
Preferred:
                           Subtotal Preferred             $               -
                                                          -----------------

                                                          -----------------
                           Grand Total                    $  253,765,730.00
                                                          -----------------

                                             Voting Authority (Shares)
                                          ------------------------------
                           Managers
Name of Issuer             See Instr. V   (a) Sole  (b) Shared  (c) None
------------------------------------------------------------------------
Common:
AMIS Holdings                              100,600               654,400
Advo Inc                                    35,000               228,900
BJs Whsl Club                               40,900               266,700
BOK Finl Corp                               22,387               145,885
Bob Evans Farms                             53,100               346,700
CEC Entertainment                           36,900               239,500
COHU Inc                                    38,200               248,415
Callaway Golf Co                            67,600               441,400
Dentsply International                      22,500               146,900
Devry Inc                                   66,900               435,700
Diamond Cluster Intl Inc-A                  88,500               576,500
EGL Inc                                     34,100               221,200
Entegris                                    91,100               593,600
Gentex Corp                                 52,000               340,000
IDEX Corp                                   19,700               128,650
Insight Enterprises                         60,300               393,200
Invacare Corp                               20,200               131,800
Kaydon Corp                                 37,500               244,400
Laureate Education Inc                      23,200               151,300
Littelfuse                                  37,200               242,500
National Instruments Corp                   41,500               269,900
Nordson                                     29,700               193,100
Outback Steakhouse                          32,000               208,000
Parexel International                       72,000               469,000
Perrigo Co                                  65,200               426,300
Plexus Corp                                 47,900               313,100
Renaissance Learning                        37,500               244,392
Roper Inds                                  13,600                88,200
Superior Inds                               25,400               165,300
Tetra Tech                                  68,400               444,800
Valassis Communications                     19,700               128,700
Wendy's International                       14,100                91,100
Werner Enterprises                          77,800               507,475
X-Rite                                      58,200               378,900




Preferred: